Debt issued measured at amortized cost (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory
USD million	31.12.18	31.12.17
Certificates of deposit	7,980	24,447
Commercial paper	27,514	24,140
Other short-term debt	3,531	3,683
Short-term debt[1]	39,025	52,270
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	29,988	27,937
Senior unsecured debt other than TLAC	33,018	33,102
of which: issued by UBS AG with original maturity greater than one year[2]	32,133	33,090
Covered bonds	3,947	4,218
Subordinated debt	17,665	16,983
of which: high-trigger loss-absorbing additional tier 1 capital instruments	7,785	5,321
of which: low-trigger loss-absorbing additional tier 1 capital instruments	2,369	2,445
of which: low-trigger loss-absorbing tier 2 capital instruments	6,808	8,500
of which: non-Basel III-compliant tier 2 capital instruments	703	718
Debt issued through the Swiss central mortgage institutions	8,569	8,561
Other long-term debt	58	89
of which: issued by UBS AG with original maturity greater than one year[2]	52	68
Long-term debt[3]	93,246	90,890
Total debt issued measured at amortized cost[4]	132,271	143,160
1 Debt with an original maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2018, 100% of the balance was unsecured (31 December 2017: 100% of the balance was unsecured). 3 Debt with original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

Notes And Debentures Issued [Member]
Disclosure Of Financial Liabilities [Line Items]
Maturity Analysis For Nonderivative Financial Liabilities
Contractual maturity of carrying value
USD million	2019	2020	2021	2022	2023	2024–2028	Thereafter	Total 31.12.18	Total 31.12.17
UBS Group AG1
Subordinated debt
Fixed-rate									7,766[4]
Subtotal	0	0	0	0	0	0	0	0	7,766
UBS AG2
Non-subordinated debt
Fixed-rate	21,287	9,397	4,078	2,726	1,635	0	985	40,108	57,566
Floating-rate	25,450	6,482	1,964	0	369	0	770	35,035	31,930
Subordinated debt
Fixed-rate	0	0	0	1,945	0	5,566	0	7,511	9,217
Subtotal	46,737	15,879	6,042	4,671	2,005	5,566	1,755	82,654	98,714
Other subsidiaries[3]
Non-subordinated debt
Fixed-rate	765	2,200	2,955	4,512	4,882	17,569	646	33,529	30,561
Floating-rate	0	300	998	2,506	2,128	0	0	5,933	6,120
Subordinated debt
Fixed-rate	0	0	0	0	0	0	10,154	10,154[4]	0
Subtotal	765	2,500	3,953	7,017	7,011	17,569	10,801	49,616	36,681
Total	47,502	18,379	9,994	11,688	9,015	23,135	12,556	132,271	143,160
1 Comprises debt issued by the legal entity UBS Group AG. 2 Comprises debt issued by the legal entity UBS AG. 3 Comprises debt issued by other direct subsidiaries of UBS Group AG and by subsidiaries of UBS AG. 4 Originally issued by UBS Group AG, which was replaced by UBS Group Funding (Switzerland) AG as issuer on 25 May 2018.

UBS AG
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory
USD million	31.12.18	31.12.17
Certificates of deposit	7,980	24,447
Commercial paper	27,514	24,140
Other short-term debt	3,531	3,683
Short-term debt[1]	39,025	52,270
Senior unsecured debt	32,135	33,102
of which: issued by UBS AG with original maturity greater than one year[2]	32,133	33,090
Covered bonds	3,947	4,218
Subordinated debt	7,511	9,217
of which: low-trigger loss-absorbing tier 2 capital instruments	6,808	8,500
of which: non-Basel III-compliant tier 2 capital instruments	703	718
Debt issued through the Swiss central mortgage institutions	8,569	8,561
Other long-term debt	58	89
of which: issued by UBS AG with original maturity greater than one year[2]	52	68
Long-term debt[3]	52,220	55,187
Total debt issued measured at amortized cost[4]	91,245	107,458
1 Debt with an original maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2018, 100% of the balance was unsecured (31 December 2017: 100% of the balance was unsecured). 3 Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

UBS AG | Notes And Debentures Issued [Member]
Disclosure Of Financial Liabilities [Line Items]
Maturity Analysis For Nonderivative Financial Liabilities
Contractual maturity of carrying value
USD million, except where indicated	2019	2020	2021	2022	2023	2024–2028	Thereafter	Total 31.12.18	Total 31.12.17
UBS AG1
Non-subordinated debt
Fixed-rate	21,287	9,397	4,078	2,726	1,635	0	985	40,108	57,694
Floating-rate	25,450	6,482	1,964	0	369	0	770	35,035	31,930
Subordinated debt
Fixed-rate	0	0	0	1,945	0	5,566	0	7,511	9,217
Subtotal	46,737	15,879	6,042	4,671	2,005	5,566	1,755	82,654	98,841
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	765	734	1,016	845	937	3,647	646	8,590	8,616
Floating-rate	0	0	0	0	0	0	0	0	1
Subtotal	765	734	1,016	845	937	3,647	646	8,591	8,617
Total	47,502	16,613	7,057	5,517	2,942	9,213	2,402	91,245	107,458
1 Comprises debt issued by the legal entity UBS AG. 2 Comprises debt issued by subsidiaries of UBS AG.